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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Blvd., Suite 206 Durham, North Carolina	27707
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 294-2000

Date of fiscal year end:         February 28, 2012

Date of reporting period:       August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

NCM Capital Investment Trust NCM Capital Mid-Cap Growth Fund Semi-Annual Report August 31, 2011 (Unaudited)
Investment Adviser	Administrator
NCM Capital Advisers, Inc.	Ultimus Fund Solutions, LLC
2634 Durham-Chapel Hill Boulevard	P.O. Box 46707
Suite 206	Cincinnati, Ohio 45246-0707
Durham, North Carolina 27707	1-866-515-4626

NCM Capital Mid-Cap Growth Fund Sector Diversification (% of Net Assets) August 31, 2011 (Unaudited)

NCM Capital Mid-Cap Growth Fund
Top 10 Equity Holdings
August 31, 2011 (Unaudited)

Security Description	% of Net Assets
Esterline Technologies Corp.	3.4%
Kirby Corp.	2.7%
Ross Stores, Inc.	2.6%
Crane Co.	2.5%
NetApp, Inc.	2.4%
IHS, Inc. - Class A	2.4%
Darden Restaurants, Inc.	2.3%
Cliffs Natural Resources, Inc.	2.3%
Bed Bath & Beyond, Inc.	2.3%
John Wiley & Sons, Inc. - Class A	2.1%

NCM Capital Mid-Cap Growth Fund
Schedule of Investments
August 31, 2011 (Unaudited)
Common Stocks — 95.3%	Shares	Value

Consumer Discretionary — 18.5%
Diversified Consumer Services — 0.5%
DeVry, Inc.	119	$5,257

Hotels, Restaurants & Leisure — 3.9%
Darden Restaurants, Inc.	488	23,473
Marriott International, Inc. - Class A	577	16,894
		40,367
Household Durables — 0.8%
Fortune Brands, Inc.	134	7,654

Internet & Catalog Retail — 1.4%
priceline.com, Inc. (a)	27	14,506

Media — 4.1%
Interpublic Group of Cos., Inc. (The)	2,372	20,470
John Wiley & Sons, Inc. - Class A	450	21,956
		42,426
Multiline Retail — 0.9%
Kohl's Corp.	202	9,361

Specialty Retail — 6.9%
Bed Bath & Beyond, Inc. (a)	410	23,313
CarMax, Inc. (a)	727	20,436
Ross Stores, Inc.	345	26,401
		70,150
Consumer Staples — 2.8%
Beverages — 1.5%
Dr Pepper Snapple Group, Inc.	406	15,623

Food Products — 1.3%
H.J. Heinz Co.	241	12,686

Energy — 10.2%
Energy Equipment & Services — 6.3%
FMC Technologies, Inc. (a)	390	17,339
Helix Energy Solutions Group, Inc. (a)	580	9,796
Oil States International, Inc. (a)	237	15,661
Tidewater, Inc.	205	10,988
Weatherford International Ltd. (a)	630	10,792
		64,576

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Common Stocks — 95.3% (Continued)	Shares	Value

Energy — 10.2% (Continued)
Oil, Gas & Consumable Fuels — 3.9%
Cimarex Energy Co.	230	$16,351
Peabody Energy Corp.	305	14,884
Williams Cos., Inc. (The)	335	9,041
		40,276
Financials — 6.6%
Capital Markets — 3.3%
Affiliated Managers Group, Inc. (a)	235	20,482
Raymond James Financial, Inc.	485	13,619
		34,101
Real Estate Investment Trusts (REITs) — 3.3%
Digital Realty Trust, Inc.	355	21,211
UDR, Inc.	460	12,287
		33,498
Health Care — 12.2%
Health Care Equipment & Supplies — 1.5%
CareFusion Corp. (a)	594	15,212

Health Care Providers & Services — 3.3%
DaVita, Inc. (a)	242	17,806
Universal Health Services, Inc. - Class B	384	15,975
		33,781
Pharmaceuticals — 7.4%
Endo Pharmaceuticals Holdings, Inc. (a)	512	16,338
Hospira, Inc. (a)	309	14,276
Medicis Pharmaceutical Corp. - Class A	263	10,231
Mylan, Inc. (a)	930	19,307
Salix Pharmaceuticals Ltd. (a)	530	16,138
		76,290
Industrials — 14.5%
Aerospace & Defense — 4.5%
Esterline Technologies Corp. (a)	464	34,935
Triumph Group, Inc.	208	10,895
		45,830
Construction & Engineering — 0.6%
Mastec, Inc. (a)	295	6,549

Machinery — 2.5%
Crane Co.	593	25,054

Marine — 2.7%
Kirby Corp. (a)	507	27,905

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Common Stocks — 95.3% (Continued)	Shares	Value

Industrials — 14.5% (Continued)
Professional Services — 4.2%
IHS, Inc. - Class A (a)	313	$24,286
Manpower, Inc.	472	19,012
		43,298
Information Technology — 20.1%
Computers & Peripherals — 3.9%
NetApp, Inc. (a)	658	24,754
SanDisk Corp. (a)	420	15,393
		40,147
Internet Software & Services — 3.0%
LogMeIn, Inc. (a)	439	13,719
Monster Worldwide, Inc. (a)	1,750	16,520
		30,239
Semiconductors & Semiconductor Equipment — 4.5%
Fairchild Semiconductor International, Inc. (a)	1,070	14,188
MEMC Electronic Materials, Inc. (a)	2,195	15,321
PMC-Sierra, Inc. (a)	2,773	16,888
		46,397
Software — 8.7%
Autodesk, Inc. (a)	509	14,354
Cadence Design Systems, Inc. (a)	1,115	10,303
Citrix Systems, Inc. (a)	247	14,926
Intuit, Inc.	213	10,507
Nuance Communications, Inc. (a)	625	11,600
Parametric Technology Corp. (a)	580	10,440
Rovi Corp. (a)	357	17,454
		89,584
Materials — 9.2%
Chemicals — 5.8%
CF Industries Holdings, Inc.	80	14,626
Eastman Chemical Co.	248	20,517
Ecolab, Inc.	205	10,988
PPG Industries, Inc.	180	13,786
		59,917
Metals & Mining — 2.7%
Cliffs Natural Resources, Inc.	283	23,447
Walter Energy, Inc.	45	3,678
		27,125
Paper & Forest Products — 0.7%
International Paper Co.	271	7,358

Telecommunication Services — 1.2%
Wire Telecommunication Services — 1.2%
Leap Wireless International, Inc. (a)	1,387	12,538

Total Common Stocks (Cost $985,132)		$977,705

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Money Market Funds — 6.7%	Shares	Value

Fidelity Institutional Money Market Government Portfolio - Class I,	68,309
0.01% (b) (Cost $68,309)		$68,309

Total Investments at Value — 102.0% (Cost $1,053,441)		$1,046,014

Liabilities in Excess of Other Assets — (2.0%)		(20,667)

Net Assets — 100.0%		$1,025,347

(a)	Non-income producing.
(b)	Rate shown is the 7-day effective yield at August 31, 2011.

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Statement of Assets and Liabilities
August 31, 2011 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$1,053,441
At value (Note 2)	$1,046,014
Dividends receivable	741
Receivable for capital shares sold	2,465
Other assets	3,798
TOTAL ASSETS	1,053,018

LIABILITIES
Payable to Adviser (Note 5)	12,237
Payable to administrator (Note 5)	4,830
Accrued distribution and service plan fees (Note 5)	361
Other accrued expenses	10,243
TOTAL LIABILITIES	27,671

NET ASSETS	$1,025,347

Net assets consist of:
Paid-in capital	$1,004,877
Accumulated net investment loss	(3,714)
Accumulated net realized gains from security transactions	31,611
Net unrealized depreciation on investments	(7,427)

NET ASSETS	$1,025,347

Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	112,364

Net asset value, offering price and redemption price per share (Note 2)	$9.13

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Statement of Operations
For the Six Months Ended August 31, 2011 (Unaudited)
INVESTMENT INCOME
Dividends	$3,833

EXPENSES
Professional fees	16,371
Fund accounting fees (Note 5)	12,795
Administration fees (Note 5)	10,200
Transfer agent fees (Note 5)	6,000
Trustees' fees and expenses (Note 4)	5,545
Custodian and bank service fees	4,737
Investment advisory fees (Note 5)	4,542
Registration fees	3,324
Insurance expense	3,250
Postage and supplies	2,510
Distribution and service plan fees (Note 5)	1,336
Other expenses	6,248
TOTAL EXPENSES	76,858
Less fees waived and expenses reimbursed by the Adviser (Note 5)	(69,311)
NET EXPENSES	7,547

NET INVESTMENT LOSS	(3,714)

REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
Net realized gains from security transactions	61,244
Net change in unrealized appreciation/depreciation on investments	(178,075)
NET REALIZED AND UNREALIZED LOSSES
ON INVESTMENTS	(116,831)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(120,545)

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Six Months	Year
	Ended	Ended
	August 31, 2011	February 28,
	(Unaudited)	2011
FROM OPERATIONS
Net investment loss	$(3,714)	$(4,892)
Net realized gains from security transactions	61,244	119,713
Net change in unrealized appreciation/depreciation on investments	(178,075)	92,116
Net increase (decrease) in net assets from operations	(120,545)	206,937

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	155,012	259,753
Payments for shares redeemed	(11,241)	(26,016)
Net increase in net assets from capital share transactions	143,771	233,737

TOTAL INCREASE IN NET ASSETS	23,226	440,674

NET ASSETS
Beginning of period	1,002,121	561,447
End of period	$1,025,347	$1,002,121

ACCUMULATED NET INVESTMENT LOSS	$(3,714)	$-

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	15,371	28,672
Shares redeemed	(1,146)	(3,038)
Net increase in shares outstanding	14,225	25,634
Shares outstanding, beginning of period	98,139	72,505
Shares outstanding, end of period	112,364	98,139

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months
	Ended							Period
	August 31,		Years Ended February 28,					Ended
	2011							February 29,
	(Unaudited)		2011		2010		2009	2008 (a)

Net asset value at beginning of period	$10.21		$7.74		$4.86		$9.01	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.05)		(0.04)		(0.03)	(0.04)
Net realized and unrealized gains (losses)
on investments	(1.05)		2.52		2.92		(4.12)	(0.95)
Total from investment operations	(1.08)		2.47		2.88		(4.15)	(0.99)

Net asset value at end of period	$9.13		$10.21		$7.74		$4.86	$9.01

Total return (b)	(10.58% )	(c)	31.91%		59.26%		(46.06% )	(9.90% )	(c)

Net assets at end of period (000's)	$1,025		$1,002		$561		$255	$449

Ratio of total expenses to average net assets (d)	14.38%	(e)	22.48%		50.72%		61.45%	59.10%	(e)

Ratio of net expenses to average net assets (Note 5)	1.41%	(e)	1.55%		1.55%		1.55%	1.55%	(e)

Ratio of net investment loss to average net assets	(0.70% )	(e)	(0.69%	)	(0.62%	)	(0.48% )	(0.88% )	(e)

Portfolio turnover rate	53%	(c)	109%		94%		128%	60%	(c)

(a)	Represents the period from the initial public offering of shares (July 6, 2007) to February 29, 2008.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Ratios were determined based on expenses prior to any waivers of advisory fees by the Adviser and/or expense reimbursements (Note 5).

(e)	Annualized.

See accompanying notes to financial statements.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements
August 31, 2011 (Unaudited)

1.	Organization

NCM Capital Mid-Cap Growth Fund (the “Fund”) is a diversified series of NCM Capital Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940.

The Fund commenced operations on July 6, 2007. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of medium-capitalization (“mid-cap”) U.S. companies. The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12 billion.

2.	Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund’s investments in securities are carried at value.  Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities for which market quotations are readily available are valued at the last quoted sales price, if available, at the time of valuation, otherwise at the last quoted bid price.  Securities for which no current reliable market quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2011 by security type:

	Level 1	Level 2	Level 3	Total

Common Stocks	$977,705	$-	$-	$977,705
Money Market Funds	68,309	-	-	68,309
Total	$1,046,014	$-	$-	$1,046,014

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the six months ended August 31, 2011, the Fund did not have any significant transfers in and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held in the Fund during the six months ended or as of August 31, 2011.

Share valuation – The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business.  The net asset value of the Fund’s shares is calculated by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date.  Cost of securities sold is determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.

Distributions to shareholders – Distributions arising from net investment income and net capital gains,if any, are generally declared and paid at least annually.  The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date.  There were no distributions to shareholders during the periods ended August 31, 2011 and February 28, 2011.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2011:

Cost of portfolio investments	$1,056,477
Gross unrealized appreciation	$99,308
Gross unrealized depreciation	(109,771)
Net unrealized depreciation	$(10,463)
Accumulated ordinary loss	(3,714)
Capital loss carryforward	(26,140)
Other gains	60,787
Accumulated earnings	$20,470

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of February 28, 2011, the Fund had the following capital loss carryforward for federal income tax purposes:

Amount	Expires February 28,
$26,140	2018

This capital loss carryforward may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is "more-likely-than-not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended February 29, 2008 through February 28, 2011) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.	Investment Transactions

During the six months ended August 31, 2011, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $657,313 and $545,714, respectively.

4.	Trustees and Officers

Certain Trustees and officers of the Trust are affiliated with NCM Capital Advisers, Inc. (the “Adviser”), the investment adviser to the Fund, or with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Adviser receives an annual retainer of $4,000.  In addition, the Fund pays each such non-interested Trustee $250 for each Board meeting attended in person and $100 for each Board meeting attended by telephone.

5.	Transactions with Affiliates and Service Providers

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund.  For its services, the Adviser receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.85% on the first $250 million, 0.75% on the next $500 million, and 0.65% on net assets over $750 million.

Pursuant to an Expense Limitation Agreement effective April 30, 2011, the Adviser has agreed to waive its advisory fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.10% of its average daily net assets.  The Expense Limitation Agreement cannot be terminated prior to July 1, 2012 without the approval of the Board of Trustees of the Trust.  Prior to April 30, 2011, pursuant to a separate Expense Limitation Agreement, the Adviser had agreed to waive its advisory fees and to assume other expenses of the Fund, if necessary, in an amount that limited the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% of its average daily net assets. As a result of these agreements, during the six months ended August 31, 2011, the Adviser waived all of its investment advisory fees in the amount of $4,542 and reimbursed $64,769 of other operating expenses.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions, and materials for meetings of the Board.  For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund’s average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.  The foregoing fee is being discounted 15% until December 31, 2011.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, the Fund pays Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund’s average daily net assets and 0.005% of such assets in excess of $500 million.  The foregoing fee is being discounted 15% until December 31, 2011.  In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions.  For these services, Ultimus receives a fee, payable monthly, at an annual rate of $20 per shareholder account; provided, however, that the minimum monthly fee for the Fund is $1,000 if the Fund has 25 accounts or less, $1,250 if the Fund has more than 25 accounts but less than 100 accounts and $1,500 per month if the Fund has 100 accounts or more.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets.  During the six months ended August 31, 2011, the Fund incurred $1,336 of distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund.  UFD receives $6,000 annually for acting as principal underwriter.

NCM Capital Mid-Cap Growth Fund
Notes to Financial Statements (Continued)

6.	Contingencies and Commitments

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

8.	Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards.  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively.  Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

NCM Capital Mid-Cap Growth Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2011) and held until the end of the period (August 31, 2011).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

NCM Capital Mid-Cap Growth Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value March 1, 2011	Ending Account Value Aug. 31, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$ 894.20	$6.73
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.10	$7.17

* Expenses are equal to the Fund’s annualized expense ratio of 1.41% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  The filings are available free of charge, upon request, by calling the Trust toll free at 1-866-515-4626.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.

NCM Capital Mid-Cap Growth Fund
Approval of Investment Advisory Agreement (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Fund’s Investment Advisory Agreement with the Adviser for an additional annual term.  Approval took place at an in-person meeting held on April 25, 2011, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel.  The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant, including the factors described below.

The nature, extent, and quality of the services provided by the Adviser.  In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services, its coordination of services provided to the Fund by the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund, grow the Fund’s assets and assist in the distribution of its shares.  The Board noted that the Trust’s President, Treasurer, Secretary, Chief Compliance Officer, principal executive officer and principal financial officer are employees of the Adviser, and serve the Trust without additional compensation from the Fund.  After considering the foregoing information and further information concerning the Adviser’s business, the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

The investment performance of the Fund and Adviser.  In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, with comparable funds with similar objectives managed by other investment advisers and comparable peer group indices.  The Board also considered the consistency of the Adviser’s management of the Fund with the Fund’s investment objective and policies.  Following review of the short and long-term investment performance of the Fund, the Adviser’s experience in managing the Fund and other advisory accounts, the Adviser’s historical investment performance and other factors, the Board concluded that the investment performance of the Fund and the Adviser has been satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with the Fund.  In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the asset level of the Fund; the overall expenses of the Fund, including the nature and frequency of advisory fee payments; the fees charged by the Adviser to institutional managed accounts with objectives and strategies similar to the Fund; and the differences between the services provided to the Adviser’s institutional managed accounts and the Fund.  The Board reviewed the financial statements of the Adviser and considered the financial stability and profitability of the firm.  The Board reviewed the Fund’s Expense Limitation Agreement, including the nature and scope of the Adviser’s prior fee waivers and expense reimbursements under such Agreement.

NCM Capital Mid-Cap Growth Fund
Approval of Investment Advisory Agreement (Unaudited) (Continued)

The Board also considered potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name, the ability of the Adviser to place small accounts into the Fund and the potential for the Adviser to generate soft dollars from certain of the Fund’s trades that may benefit all of the Adviser’s clients.  The Board compared the fees and expenses of the Fund (including the advisory fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management and the nature of the investment strategy and markets invested in, among other factors.  The Board determined that, while the advisory fee and net expense ratio were higher than some of the comparable funds and lower than others, the advisory fee and net expense ratio were both higher than the peer group average.  The Board also noted that the Fund was much smaller than the peer group average.  Following these comparisons and upon consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Fund are fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered that the Fund’s fee arrangements with the Adviser involve both an advisory fee and an Expense Limitation Agreement.  The Board noted that the Fund utilizes breakpoints in its advisory fee schedule and determined that the Fund’s shareholders would benefit from economies of scale as the Fund grows.  The Board determined that the Fund has also experienced benefits from the Expense Limitation Agreement and would likely continue to do so until the Fund’s assets grow to a level where the Adviser receives its full fees.  In addition, the Board noted that the Fund will also benefit from economies of scale under its agreements with service providers other than the Adviser.  Following consideration of the Fund’s asset level, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser continue to provide benefits through the Expense Limitation Agreement and that, at the Fund’s current and projected asset levels for the next year, the Fund’s arrangements with the Adviser are fair and reasonable.

The Adviser’s practices regarding brokerage and portfolio transactions.  In this regard, the Board considered the Adviser’s standards, and performance in utilizing those standards, to seek best execution for Fund portfolio transactions. The Board also considered the historical and anticipated portfolio turnover rates for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical or other services (“soft dollars”).  The Board determined that the Adviser’s practices regarding brokerage and portfolio transactions are satisfactory.

Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the Adviser’s method for bunching of portfolio securities transactions; and the substance and administration of the Adviser’s code of ethics.  The Board found the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

NCM Capital Mid-Cap Growth Fund
Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   NCM Capital Investment Trust

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date	November 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date	November 1, 2011

By (Signature and Title)*		/s/ Michael L. Lawrence
Michael L. Lawrence, Treasurer

Date	November 1, 2011

* Print the name and title of each signing officer under his or her signature.